Allowance for Loan Losses (Details 8)	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	$ 1,286,000	$ 6,127,000
Financing Receivable Modifications Subsequent Default Charges Offs	0	0
Financing Receivable Modifications Subsequent Default Of Allowance For Credit Losses	$ 0	$ 0
Loans by class modified as troubled debt restructurings, payment default
Number of Loans, Subsequent default | loan	0	0
Recorded Investment, Subsequent default	$ 0	$ 0
Commercial: Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	1,213,000	2,106,000
Commercial Real Estate And Multi Family Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	0	3,507,000
Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	$ 0	$ 514,000